Interest and Finance Costs, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest Costs Incurred	$ 8,221	$ 8,068	$ 7,342
Interest Costs, Capitalized During Period	$ 406	$ 468	$ 321